Exhibit 99.1

Table for Form ABS-15G (Repurchase Reporting)(1) Citigroup Mortgage Loan Trust Inc.
Name of the Issuing Entity	CIK#	Check if Registered	Name of Originator(2)	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)			Assets That Were Repurchased or Replaced(4)			Asset Pending Repurchase or Replacement (within cure period)(5)			Demand in Dispute(6)			Demand Withdrawn(7)			Demand Rejected(8)
Asset Type: Residential Mortgage Loans				(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)	(#)	($)	(%)
Citigroup Mortgage Loan Trust 2007-AHL2	# 0001399054	X	Accredited Home Lenders, Inc.	4,695	$923,809,291	100.00%	1,164	$267,266,700	56.22%	0	$0	0.00%	0	$0	0.00%	1,164	$267,266,700	56.22%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AHL2 Total				4,695	$923,809,291	100.00%	1,164	$267,266,700	56.22%	0	$0	0.00%	0	$0	0.00%	1,164	$267,266,700	56.22%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC3	# 0001395013	X	Ameriquest Mortgage Company	4,777	$1,040,281,396	100.00%	1,265	$313,982,398	81.08%	0	$0	0.00%	0	$0	0.00%	1,265	$313,982,398	81.08%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC3 Total				4,777	$1,040,281,396	100.00%	1,265	$313,982,398	81.08%	0	$0	0.00%	0	$0	0.00%	1,265	$313,982,398	81.08%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC2	# 0001389858	X	Ameriquest Mortgage Company	10,372	$2,204,397,670	100.00%	236	$38,386,170	4.70%	0	$0	0.00%	0	$0	0.00%	236	$38,386,170	4.70%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC2 Total				10,372	$2,204,397,670	100.00%	236	$38,386,170	4.70%	0	$0	0.00%	0	$0	0.00%	236	$38,386,170	4.70%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC1	# 0001387414	X	Ameriquest Mortgage Company	7,434	$1,586,750,822	100.00%	120	$55,193,376	8.87%	0	$0	0.00%	0	$0	0.00%	120	$55,193,376	8.87%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2007-AMC1 Total				7,434	$1,586,750,822	100.00%	120	$55,193,376	8.87%	0	$0	0.00%	0	$0	0.00%	120	$55,193,376	8.87%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-HE3	# 0001382887	X	LIME Financial Services, Ltd.	383	$78,523,681	10.63%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Master Financial, Inc.	173	$39,960,734	5.41%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Meritage Mortgage Corporation	198	$36,343,519	4.92%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	16	$1,483,496	0.20%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	4	$810,366	0.11%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			New Century Mortgage Corporation	2,327	$464,015,434	62.80%	4	$929,340	0.46%	0	$0	0.00%	0	$0	0.00%	4	$929,340	0.46%	0	$0	0.00%	0	$0	0.00%
			Quick Loan Funding, Inc	273	$77,033,320	10.43%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	179	$35,492,056	4.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			WMC Mortgage Corp.	67	$5,222,420	0.71%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-HE3 Total				3,620	$738,885,027	100.00%	4	$929,340	0.46%	0	$0	0.00%	0	$0	0.00%	4	$929,340	0.46%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR5	# 0001365053	X	American Home Mortgage Corp.	49	$23,866,765	2.52%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	482	$297,729,152	31.48%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	26	$8,125,900	0.86%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	22	$6,267,626	0.66%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	606	$281,464,936	29.76%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	824	$277,272,812	29.32%	1	$292,500	0.10%	1	$292,500	0.10%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	112	$22,638,549	2.39%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	29	$7,688,123	0.81%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	49	$20,758,491	2.19%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR5 Total				2,199	$945,812,354	100.00%	1	$292,500	0.10%	1	$292,500	0.10%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR3	# 0001358895	X	American Home Mortgage Corp.	1,095	$313,562,945	17.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Ameriquest Mortgage Company	1	$370,000	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	145	$33,340,100	1.81%	1	$169,313	0.03%	0	$0	0.00%	0	$0	0.00%	1	$169,313	0.03%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	250	$89,650,388	4.88%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	11	$3,696,198	0.20%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	206	$88,188,356	4.80%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	336	$101,307,737	5.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Taylor, Bean & Whitaker Mortgage Corporation	149	$46,136,059	2.51%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	43	$12,582,695	0.68%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	2,322	$1,149,525,486	62.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR3 Total				4,558	$1,838,359,964	100.00%	1	$169,313	0.03%	0	$0	0.00%	0	$0	0.00%	1	$169,313	0.03%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR1	# 0001352710	X	Wells Fargo Bank, N.A.	3,441	$1,527,322,616	100.00%	1	$173,755	0.03%	0	$0	0.00%	0	$0	0.00%	1	$173,755	0.03%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust 2006-AR1 Total				3,441	$1,527,322,616	100.00%	1	$173,755	0.03%	0	$0	0.00%	0	$0	0.00%	1	$173,755	0.03%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-9	# 0001345792	X	Ameriquest Mortgage Company	2,492	$415,772,448	100.00%	4	$342,496	0.23%	0	$0	0.00%	0	$0	0.00%	4	$342,496	0.23%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-9 Total				2,492	$415,772,448	100.00%	4	$342,496	0.23%	0	$0	0.00%	0	$0	0.00%	4	$342,496	0.23%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-8	# 0001343083	X	American Home Mortgage Corp.	1,055	$234,669,915	28.38%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			CitiMortgage, Inc.	1	$138,805	0.02%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	526	$312,984,659	37.84%	1	$368,203	0.11%	0	$0	0.00%	0	$0	0.00%	1	$368,203	0.11%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	247	$85,787,019	10.37%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	743	$116,151,034	14.04%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			PHH Mortgage Corporation	14	$2,364,090	0.29%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	86	$22,019,087	2.66%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			SunTrust Mortgage, Inc.	4	$2,212,767	0.27%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Weichert Financial Services	103	$32,011,985	3.87%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	51	$18,680,810	2.26%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-8 Total				2,830	$827,020,171	100.00%	1	$368,203	0.11%	0	$0	0.00%	0	$0	0.00%	1	$368,203	0.11%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-5	# 0001337790	X	Ameriquest Mortgage Company	3,470	$618,993,651	53.01%	6	$1,162,984	0.31%	0	$0	0.00%	0	$0	0.00%	6	$1,162,984	0.31%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	161	$97,912,404	8.39%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			GreenPoint Mortgage Funding, Inc.	557	$183,752,258	15.74%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	196	$68,734,055	5.89%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	127	$52,838,120	4.53%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	4	$668,100	0.06%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	348	$144,751,311	12.40%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-5 Total				4,863	$1,167,649,898	100.00%	6	$1,162,984	0.31%	0	$0	0.00%	0	$0	0.00%	6	$1,162,984	0.31%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3	# 0001334928	X	Countrywide Home Loans, Inc.	559	$267,032,825	26.32%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	21	$7,323,370	0.72%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			National City Mortgage Co.	231	$85,641,538	8.44%	1	$306,000	0.12%	0	$0	0.00%	0	$0	0.00%	1	$306,000	0.12%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	162	$42,173,045	4.16%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	1,412	$612,305,836	60.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-3 Total				2,385	$1,014,476,615	100.00%	1	$306,000	0.12%	0	$0	0.00%	0	$0	0.00%	1	$306,000	0.12%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-2	# 0001328991	X	CitiMortgage, Inc.	823	$117,484,149	8.36%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Countrywide Home Loans, Inc.	340	$195,832,056	13.93%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			MortgageIT, Inc.	4	$1,805,361	0.13%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Quicken Loans Inc.	10	$2,345,689	0.17%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%	0	$0	0.00%
			Wells Fargo Bank, N.A.	5,194	$1,087,951,587	77.41%	1	$71,882	0.02%	0	$0	0.00%	0	$0	0.00%	1	$71,882	0.02%	0	$0	0.00%	0	$0	0.00%
Citigroup Mortgage Loan Trust Inc., Mortgage Pass-Through Certificates, Series 2005-2 Total				6,371	$1,405,418,842	100.00%	1	$71,882	0.02%	0	$0	0.00%	0	$0	0.00%	1	$71,882	0.02%	0	$0	0.00%	0	$0	0.00%
Grand Total				60,037	$15,635,957,113	100.00%	2,805	$678,645,118	12.48%	1	$292,500	0.01%	0	$0	0.00%	2,804	$678,352,618	12.47%	0	$0	0.00%	0	$0	0.00%

Footnotes:

(1) For assets where more than one activity occurred during the reporting period, only the most recent activity is reported herein, provided that assets subject to demands to repurchase are listed in both the “Assets That Were Subject to Demand” column as well as an additional column showing the most recent status during the reporting period. If activity with respect to a particular asset occurred in the prior reporting period and the status of such asset remained unchanged as of the end of the subject reporting period, no activity with respect to such asset is reported herein.

(2) In many cases, the entity identified as “Originator” is the entity that sold the assets to the sponsor, based on the sponsor’s records. This entity may or may not be the originator of the assets. The securitizer is not able to obtain further information as to the identity of the originator without unreasonable effort or expense.

(3) Assets included in “Assets That Were Subject of Demand” includes only assets where a demand was made or other activity occurred during the reporting period, and includes such assets whether the demand was resolved during the reporting period or remains unresolved as of the end of the reporting period. The outstanding principal balance of each asset in these columns (and all columns to the right) is based on the end of the reporting period or the most recent balance available for assets that remain in the pool at that time or the latest balance reported if the asset was liquidated or removed from the pool prior to the end of the reporting period.

(4) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(5) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(6) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review. This column does not show an asset if the demand was in dispute in a prior reporting period, and no further activity occurred during this reporting period.

(7) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(8) “Demand Rejected” shows assets where a repurchase demand has been rejected by the securitizer, or by any other party that would be obligated to repurchase the asset if the claim was valid.